Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 21,716	$ 50,466	$ 48,627
Issuance of ordinary shares due to share option exercises, Shares	(218,085)
Share-based Payment Arrangement, Amount Capitalized	$ 1,141	$ 1,607	1,546
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				65,050
Fair Market Value of Ordinary Shares	100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Common Stock, Capital Shares Reserved for Future Issuance	6,637,132
Stock Repurchase Program Exchange Rate For Ordinary Shares	1.56
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 24,893
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	1 year 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	250.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,431,914	1,651,308
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Number of Shares	(1,309)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ 81.52
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	38.54
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 50.27	$ 48.74
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	10 months 24 days	1 year 10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 58,171
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	1,431,800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 50.27
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 58,167
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 12,498	$ 46,853	25,566
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 132.55	$ 119.04
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number	821,745	680,763
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding	$ 74,688	$ 98,683	35,452
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(218,085)
Deferred Compensation Share-based Arrangements, Liability, Classified, Noncurrent	$ 0	15,464
Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	21,716	$ 50,466	$ 48,627
Supplemental Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 15,397
Restricted share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	10,196	209,868
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 86.37	$ 76.67
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0		$ 97.25
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(54,669)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 76.70
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(145,003)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	$ 75.98
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding	$ 6,749	$ 11,581	$ 21,130
Share Based Compensation Arrangement By Share Based Payment Award, Equity Instruments Other Than Options, Nonvested, Aggregate Intrinsic Value	$ 927
Restricted Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	4,145	8,291
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 64.53	$ 64.53
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(4,146)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 64.53
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding	$ 377
2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	226,220
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 176.16	$ 115.02	$ 123.51
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 140.40
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(85,238)
November 14, 2017 authorization [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased	6,200,000
Stock Repurchased During Period, Shares	240,429
Stock Repurchased During Period, Value	$ 24,105
February 12, 2019 authorization [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased	5,500,000
Stock Repurchased During Period, Shares	354,021
Stock Repurchased During Period, Value	$ 31,462
Maximum [Member] | Restricted Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Maximum [Member] | 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Authorized for Grants	6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	250.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	2,054,363
Minimum [Member] | Restricted Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	2 years
Minimum [Member] | 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	0